PROPERTY AND EQUIPMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Notes to Financial Statements
PROPERTY AND EQUIPMENT

At September 30, 2018 and December 31, 2017, property and equipment were comprised of the following:

	September 30, 2018	December 31, 2017
Processing and rail facility	$2,802,855	$2,914,422
Underground equipment	9,346,692	8,887,045
Surface equipment	4,532,724	3,957,603
Mining rights (Less: accumulated amortization of $181,385)	2,036,567	-
Land	-	178,683
Less: Accumulated depreciation	(6,600,108)	(4,820,569)

Total Property and Equipment, Net	$12,118,730	$11,117,184

Depreciation expense amounted to $649,983 and $697,214 for the three month periods September 30, 2018 and September 30, 2017, respectively. Depreciation expense amounted to $1,779,539 and $1,856,442 for the nine month periods September 30, 2018 and September 30, 2017, respectively.

The estimated useful lives are as follows:

Processing and Rail Facilities	20 years
Surface Equipment	7 years
Underground Equipment	5 years
Mining Rights	5 years

At December 31, 2017 and 2016, property and equipment were comprised of the following:

	2017	2016
Processing and rail facility	$2,914,422	$2,914,422
Underground equipment	8,887,045	7,500,512
Surface equipment	3,957,603	3,751,054
Land	178,683	178,683
Less: Accumulated depreciation	(4,820,569)	(2,262,855)

Total Property and Equipment, Net	$11,117,184	$12,081,816

Depreciation expense amounted to $2,557,714 and $2,262,855 for the years of December 31, 2017 and 2016, respectively.

The estimated useful lives are as follows:

Processing and Rail Facilities	20 years
Surface Equipment	7 years
Underground Equipment	5 years